Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Interest income	$ 134,380	$ 145,384	$ 154,581	$ 155,926	$ 158,975	$ 161,531	$ 158,539	$ 165,590
Interest expense	42,209	48,849	49,979	52,212	54,457	55,399	56,984	60,856	193,249	227,696	269,101
Interest and dividend income, operating	92,171	96,535	104,602	103,714	104,518	106,132	101,555	104,734	590,271	644,635	663,560
Provision for loan losses	5,379	10,366	18,000	11,210	15,354	21,000	30,750	26,000	44,955	93,104	179,909
Other operating income (REO expense)	4,439	4,736	3,446	(5,923)	(6,962)	(3,894)	2,866	(6,127)
Other operating expense	35,713	35,964	36,812	34,365	34,285	34,174	33,321	34,279	34,631	29,496	28,830
Total Income	55,518	54,941	53,236	52,216	47,917	47,064	40,350	38,328	215,911	173,659	123,025
Income taxes	19,987	19,778	19,165	18,798	17,251	16,943	14,526	13,798	77,728	62,518	4,372
NET INCOME	$ 35,531	$ 35,163	$ 34,071	$ 33,418	$ 30,666	$ 30,121	$ 25,824	$ 24,530	$ 138,183	$ 111,141	$ 118,653
Basic earnings per share (in dollars per share)	$ 0.33	$ 0.33	$ 0.32	$ 0.31	$ 0.28	$ 0.27	$ 0.23	$ 0.22	$ 1.29	$ 1.00	$ 1.06
Diluted earnings per share (in dollars per share)	$ 0.33	$ 0.33	$ 0.32	$ 0.31	$ 0.28	$ 0.27	$ 0.23	$ 0.22	$ 1.29	$ 1.00	$ 1.05
Cash dividends per share (in dollars per share)	$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.32	$ 0.24	$ 0.20
Return of average assets	1.10%	1.04%	1.00%	0.98%	0.91%	0.90%	0.77%	0.73%